Notes Payable - Related Parties - Schedule of Notes Payable Related Parties, Net (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Notes payable, related parties		$ 0	$ 239,000
Less: current portion	$ (1,737,000)	(961,000)	(188,000)
Notes payable, related parties — long-term portion			52,000
Previously Reported [Member]
Related Party Transaction [Line Items]
Less: current portion			(2,201,000)
Notes payable, related parties — long-term portion			$ 51,000